Pension	3 Months Ended
Mar. 31, 2012
Pension [Abstract]
PENSION

NOTE 9 — PENSION

The following are the components of net periodic pension expense (in millions):

	Successor		Predecessor
	Three Months Ended March 31, 2012	Three Months Ended March 31, 2011	January 1, 2011 through January 25, 2011
Service cost	$0.2	$0.8	$0.4
Interest cost	3.2	2.3	1.1
Expected return on plan assets	(3.9)	(2.5)	(1.2)
Amortization of prior service costs and unrecognized loss	—	—	0.2
Curtailment and settlement loss recognized	—	0.1	—

	$(0.5)	$0.7	$0.5

During the Successor three months ended March 31, 2011, $0.1 million of curtailment and settlement losses related to headcount reductions at the Mexican subsidiaries were recorded.

Effective March 15, 2012, certain defined benefit retirement plans were amended to freeze the plans for all non-union participants and were replaced with an enhanced benefit under the defined contribution plans. The plan amendment resulted in a plan curtailment reducing pension liabilities by $25.4 million. The reduction of $25.4 million ($15.4 million net of income taxes) was recorded in other comprehensive income as a reduction of the net loss.